Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2023

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.8%
Debt Funds - 33.1%
iShares 10+ Year Investment Grade Corporate Bond ETF	28,358	$1,336,796
iShares 10-20 Year Treasury Bond ETF	5,769	568,073
iShares 1-3 Year Treasury Bond ETF	26,712	2,162,871
iShares 1-5 Year Investment Grade Corporate Bond ETF	35,705	1,779,180
iShares 20+ Year Treasury Bond ETF	38,588	3,422,370
iShares 3-7 Year Treasury Bond ETF	20,908	2,365,949
iShares 5-10 Year Investment Grade Corporate Bond ETF	30,705	1,493,798
iShares 7-10 Year Treasury Bond ETF	5,985	548,166
iShares Core Total USD Bond Market ETF	19,289	843,219
iShares Core U.S. Aggregate Bond ETF	50,914	4,787,953
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,766	1,608,447
iShares JP Morgan USD Emerging Markets Bond ETF	6,270	517,400
iShares MBS ETF	50,902	4,520,098
iShares Short Treasury Bond ETF	37,561	4,149,364
iShares TIPS Bond ETF	11,308	1,172,866
Total Debt Funds		31,276,550
Equity Funds - 62.7%
iShares Core MSCI EAFE ETF	111,208	7,156,235
iShares Core S&P 500 ETF	64,678	27,774,674
iShares Core S&P Mid-Cap ETF	20,364	5,077,763
iShares Core S&P Small-Cap ETF	25,662	2,420,696
iShares ESG Aware MSCI USA ETF	13,008	1,221,581
iShares MSCI EAFE Growth ETF	23,312	2,011,826
iShares MSCI EAFE Value ETF	46,918	2,295,698
iShares MSCI USA Min Vol Factor ETF	15,030	1,087,871
iShares MSCI USA Quality Factor ETF	53,388	7,036,005
iShares S&P 500 Growth ETF	13,290	909,302
iShares U.S. Infrastructure ETF	8,966	328,066
iShares U.S. Technology ETF	18,237	1,913,426
Total Equity Funds		59,233,143
Total Exchange Traded Funds
(Cost - $73,896,016)		90,509,693
Short-Term Investments - 3.8%
Money Market Funds - 3.8%
Dreyfus Government Cash Management, 5.22%(a)	2,846,995	2,846,995
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.23%(a)	712,547	712,547

Total Short-Term Investments (Cost - $3,559,542)		3,559,542
Total Investments - 99.6%
(Cost - $77,455,558)		$94,069,235
Other Assets Less Liabilities - Net 0.4%		393,278
Total Net Assets - 100.0%		$94,462,513

Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

(a)	The rate shown is the annualized seven-day yield at period end.

TIPS	-	Treasury Inflation Protected Security

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	2	12/15/2023	$179,860	$90
MSCI EAFE Future	Goldman Sachs & Co.	9	12/15/2023	918,675	(1,485)
S&P 500 E-Mini Future	Goldman Sachs & Co.	15	12/15/2023	3,244,125	(3,463)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	2	12/15/2023	504,080	(1,130)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(5,988)